PENSION AND OTHER POSTRETIREMENT BENEFITS - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jul. 02, 2016	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Components of net periodic benefit cost (credit)
Recognized loss on settlements		$ 41.4
U.S.
Components of net periodic benefit cost (credit)
Service cost		0.4	$ 0.4
Interest cost		34.4	45.8
Actuarial (gain) loss	$ 72.0	39.1	(58.3)
Recognized loss on settlements	$ 41.4
U.S. | Continuing operations
Components of net periodic benefit cost (credit)
Service cost		0.4	0.4	$ 0.4
Interest cost		34.4	45.8	47.9
Actuarial (gain) loss		(0.2)	0.4	4.0
Expected return on plan assets		(42.7)	(51.5)	(51.9)
Amortization of actuarial loss		19.0	20.0	16.2
Amortization of prior service cost (credit)		1.2	1.2	1.2
Recognized loss on settlements		41.4		0.6
Net periodic benefit cost (credit)		53.5	16.3	18.4
Int'l
Components of net periodic benefit cost (credit)
Service cost		13.9	13.8
Interest cost		16.4	17.3
Actuarial (gain) loss		123.8	(1.4)
Amortization of transition obligation		(0.1)
Int'l | Continuing operations
Components of net periodic benefit cost (credit)
Service cost		13.9	13.8	12.9
Interest cost		16.4	17.3	23.8
Expected return on plan assets		(21.4)	(21.5)	(26.0)
Amortization of actuarial loss		7.0	9.4	5.2
Amortization of prior service cost (credit)		(0.4)	(0.3)	0.4
Amortization of transition obligation		0.1
Recognized (gain) loss on curtailments		(0.2)	(0.2)	0.6
Recognized loss on settlements			4.3	0.4
Net periodic benefit cost (credit)		15.4	22.8	17.3
U.S. Postretirement Health Benefits
Components of net periodic benefit cost (credit)
Interest cost		0.2	0.2
Actuarial (gain) loss		(0.2)	(1.4)
U.S. Postretirement Health Benefits | Continuing operations
Components of net periodic benefit cost (credit)
Interest cost		0.1	0.3	0.3
Amortization of actuarial loss		1.7	2.2	2.8
Amortization of prior service cost (credit)		(3.2)	(3.3)	(3.3)
Net periodic benefit cost (credit)		$ (1.4)	$ (0.8)	$ (0.2)